SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt	Short-term and long-term loans consisted of the following:
	As of December 31,
	2017	2018
	US$	US$

Short-term loans	236,985	297,811

Long-term loans	114,109	123,215